HEDGING INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of the hedging instruments recorded as liability		$ 1,363	$ (799)
Reclassification adjustment for net (gains) losses included in net income	1,931	(748)	(154)
Payroll And Other Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ 1,903	$ (723)	$ (146)